FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15.FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a recurring basis

In accordance with ASC 820, the Company measures receivable for Bitcoin collateral with readily determinable fair value as of December 31, 2024 and as of December 31, 2025 on a recurring basis.

The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2024 and 2025.

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2024 and 2025:

As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Receivable for Bitcoin collateral	—	84,838,573	—	84,838,573

The following table summarizes the Company’s financial assets and financial liabilities measured at fair value on recurring basis as of December 31, 2025:

As of December 31, 2025
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
Asset:
Receivable for Bitcoin collateral	—	663,985,014	—	663,985,014

In addition to assets and liabilities that are measured at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a nonrecurring basis. Our non-financial assets, including mining machines, property, plant and equipment, intangible assets, and operating lease right of use assets, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized. As of December 31, 2024, the short-term investments represented held-to-maturity time deposits and had a fair value of $40,074,501. The fair value of time deposits was determined based on the prevailing interest rates in the market.